Income taxes - Schedule of movement of deferred tax valuation allowance (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income taxes
Balance at beginning of the year	¥ 606,708,962	¥ 353,511,080	¥ 233,311,017
Additions	189,036,536	253,197,882	120,200,063
Balance at end of the year	¥ 795,745,498	¥ 606,708,962	¥ 353,511,080